Assets Held For Sale - Narrative (Details) - Retail $ in Millions		6 Months Ended
	Nov. 30, 2021 CAD ($) gasStation	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held-for-sale, number of gas stations | gasStation	337
Consideration for sale of assets held for sale	$ 420
Operating margin associated with assets held for sale		$ 6	$ 7